Share Capital (Details 8) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital Details 3
Stock options (Note 12(c)	16,400,000	19,357,500	16,445,000
Warrants (Note 12(d)	11,755,354	36,204,889	36,356,139
Balance	28,155,354	55,562,389	52,801,139